Leases - Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Opening net book value	$ 730	$ 762
Additions	141	312
Depreciation	(163)	(166)
Changes in foreign exchange rates and other	(4)	(178)
Closing net book value	$ 704	$ 730